Taxes Payable - Schedule of Taxes Payable (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Taxes Payable [Abstract]
Income taxes payable	$ 242,878	$ 92,816
Other taxes (recovery) payable	(23,965)	(58,953)
Taxes payable	$ 218,913	$ 33,863